CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS DEFICIT ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	Total deficit attributable to ordinary shareholders of the Company CNY (¥)	Ordinary Shares CNY (¥) shares		Ordinary Shares Class A Ordinary Shares CNY (¥) shares		Ordinary Shares Class B Ordinary Shares CNY (¥) shares		Treasury Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income CNY (¥)	Non-redeemable non-controlling interests CNY (¥)
Beginning balance (in shares) at Dec. 31, 2020 | shares	[1]						238,591,421
Beginning balance, treasury (in shares) at Dec. 31, 2020 | shares	[1]												0
Beginning balance at Dec. 31, 2020		¥ (2,064,043)				¥ (2,075,550)	¥ 7						¥ 0	¥ 165,412	¥ (2,242,466)	¥ 1,497	¥ 11,507
CHANGES IN SHAREHOLDERS' DEFICIT
Net loss	[2]	(1,175,952)				(1,173,955)									(1,173,955)		(1,997)
Accretion of redeemable non-controlling interests		(1,306)				(1,306)									(1,306)
Share-based compensation (Note 21)		163,481				163,481								163,481
Re-designation of ordinary shares to Series A Preferred Shares (in shares) | shares	[1]						(2,343,309)
Re-designation of ordinary shares to Series A Preferred Shares (Note 19)		(81,208)				(81,208)								(81,208)
Deemed dividend in association with acquisition of an equity-method investment (Note 8)		(689,670)				(689,670)									(689,670)
Deconsolidation of a subsidiary (Note 19(a))		(14,335)															(14,335)
Contribution from non-controlling shareholders (Note 19(a))		202,000				(105)								(105)			202,105
Repurchase of ordinary shares (Note 20)		0
Repurchase of ordinary shares (in shares) | shares	[1]						(5,010,420)						(5,010,420)
Accretion of Redeemable Convertible Preferred Shares		(243,564)				(243,564)								(247,580)	4,016
Foreign currency translation adjustments, net of nil income taxes		4,551				4,551										4,551
Ending balance (in shares) at Dec. 31, 2021 | shares	[3]						231,237,692	[1]	0	[4]	0
Ending balance, treasury (in shares) at Dec. 31, 2021 | shares	[1],[3]												5,010,420
Ending balance at Dec. 31, 2021		(3,900,046)				(4,097,326)	¥ 7		¥ 0		¥ 0		¥ 0	0	(4,103,381)	6,048	197,280
CHANGES IN SHAREHOLDERS' DEFICIT
Net loss	[5]	(1,606,682)				(1,564,164)									(1,564,164)		(42,518)
Accretion of redeemable non-controlling interests		(714)				(714)									(714)
Deconsolidation of a subsidiary (Note 19)		7,178															7,178
Share-based compensation (Note 21)		725,651				725,651								725,651
Reissuance of ordinary shares (in shares) | shares	[3]						(5,010,420)						(5,010,420)
Accretion of Redeemable Convertible Preferred Shares		(354,878)				(354,878)								(354,878)
Deemed distribution to shareholders in the VIE Restructuring		(61,921)				(61,921)									(61,921)
Re-designation of ordinary shares into Class A ordinary shares (in shares) | shares	[3]						(193,216,446)		(193,216,446)	[4]
Re-designation of ordinary shares into Class A Ordinary Shares (Note 1(b))							¥ (6)		¥ 6
Re-designation of ordinary shares into Class B ordinary shares (in shares) | shares	[3]						(43,031,666)				(43,031,666)
Re-designation of ordinary shares into Class B Ordinary Shares (Note 1(b))							¥ (1)				¥ 1
IPO cost capitalization		(270,539)				(270,539)								(270,539)
Conversion-Lotus convertible notes payable (in shares) | shares	[3],[4]								1,052,632
Conversion-Lotus convertible notes payable (Note 1(b) and 15)		69,600				69,600								69,600
Geely strategic investment (in shares) | shares	[3],[4]								2,000,000
Geely strategic investment (Note 1(b))		139,200				139,200								139,200
Luminar strategic investment (in shares) | shares	[3],[4]								1,500,000
Luminar strategic investment (Note 1(b) and Note 8)		87,615				87,615								87,615
Conversion of Preferred Shares to Class A and Class B ordinary shares (in shares) | shares	[3]								84,795,039	[4]	5,929,250
Conversion of Preferred Shares to Class A and Class B ordinary shares (Note 18)		5,492,749				5,492,749			¥ 3					5,492,746
Issuance of Class A Ordinary Shares and warrants to COVA shareholders and warrant holders (in shares) | shares	[3],[4]								5,870,357
Issuance of Class A Ordinary Shares and warrants to COVA shareholders and warrant holders		30,265				30,265								30,265
Foreign currency translation adjustments, net of nil income taxes		(391,934)				(391,934)										(391,934)
Ending balance (in shares) at Dec. 31, 2022 | shares				288,434,474	48,960,916		0	[3]	288,434,474	[3],[4],[6]	48,960,916	[7]
Ending balance, treasury (in shares) at Dec. 31, 2022 | shares	[3]												0
Ending balance at Dec. 31, 2022		(34,456)				(196,396)	¥ 0		¥ 9		¥ 1		¥ 0	5,919,660	(5,730,180)	(385,886)	161,940
CHANGES IN SHAREHOLDERS' DEFICIT
Net loss	[6]	(1,015,180)				(940,191)									(940,191)		(74,989)
Accretion of redeemable non-controlling interests		0	$ 0
Share-based compensation (Note 21)		174,025				174,025								174,025
Accretion of Redeemable Convertible Preferred Shares		0	0
Issuance of Class A ordinary shares under 2022 Share Incentive Plan (in shares) | shares	[6]								554,575
Foreign currency translation adjustments, net of nil income taxes		41,152	5,796			41,152										41,152
Ending balance (in shares) at Dec. 31, 2023 | shares				288,989,049	48,960,916				288,989,049	[6]	48,960,916	[7]
Ending balance at Dec. 31, 2023		¥ (834,459)	$ (117,531)			¥ (921,410)			¥ 9		¥ 1			¥ 6,093,685	¥ (6,670,371)	¥ (344,734)	¥ 86,951

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization
[2]	Excludes net loss attributable to redeemable non-controlling interests of RMB806 for the year ended December 31, 2021.Retrospectively adjusted to reflect the combination of JICA, as if the combination had been in effect since the inception of common control (refer to Note 1(e)).
[3]	Shares outstanding for all periods reflect the adjustment for Recapitalization.
[4]	Shares outstanding for all periods reflect the adjustment for Recapitalization.
[5]	Excludes net loss attributable to redeemable non-controlling interests of RMB464 for the year ended December 31, 2022. Retrospectively adjusted to reflect the combination of JICA, as if the combination had been in effect since the inception of common control (refer to Note 1(e)).
[6]	Retrospectively adjusted to reflect the combination of JICA, as if the combination had been in effect since the inception of common control (refer to Note 1(e)).
[7]	Shares outstanding for all periods reflect the adjustment for Recapitalization.